SCHEDULE OF INVESTMENTS
International Core Equity (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Materials – 2.7%
BHP Group plc	248		$5,291
BHP Group plc ADR	87		3,709
Newcrest Mining Ltd.	402		9,272

			18,272

Total Australia - 2.7%			$18,272

Brazil
Consumer Staples – 0.5%
BRF S.A.(A)	301		2,771
BRF S.A. ADR(A)	111		1,018

			3,789

Total Brazil - 0.5%			$3,789

Canada
Consumer Discretionary – 0.6%
Dollarama, Inc.	111		3,984

Energy – 3.6%
Canadian Natural Resources Ltd.	312		8,318
Seven Generations Energy Ltd., Class A(A)	1,063		6,757
Suncor Energy, Inc.	313		9,888

			24,963

Total Canada - 4.2%			$28,947

China
Consumer Discretionary – 2.5%
Alibaba Group Holding Ltd. ADR(A)(B)	46		7,672
Gree Electric Appliances, Inc. of Zhuhai, A Shares	486		3,905
Huayu Automotive Systems Co. Ltd., A Shares	1,900		6,262

			17,839

Consumer Staples – 0.5%
Wens Foodstuffs Group Co. Ltd., Class A(A)	725		3,779

Financials – 1.3%
China Construction Bank Corp.	11,688		8,906

Health Care – 1.0%
Yunnan Baiyao Group Co. Ltd., A Shares	641		6,839

Industrials – 0.5%
Han’s Laser Technology Industry Group Co. Ltd., A Shares	744		3,707

Total China - 5.8%			$41,070

Denmark
Industrials – 0.4%
A.P. Moller - Maersk A/S	2		2,099
A.P. Moller - Maersk A/S, Class A	—	*	512

			2,611

Total Denmark - 0.4%			$2,611

Finland
Information Technology – 1.2%
Nokia Corp., Series A ADR	783		3,960
Nokia OYJ	776		3,917

			7,877

Total Finland - 1.2%			$7,877

France
Communication Services – 1.8%
Orange S.A.	802	12,560

Consumer Staples – 1.7%
Danone S.A.	131	11,533

Energy – 2.7%
Total S.A.	359	18,690

Industrials – 3.6%
Airbus SE	119	15,462
Schneider Electric S.A.	107	9,319

		24,781

Total France - 9.8%		$67,564

Germany
Consumer Discretionary – 1.2%
Continental AG	65	8,370

Consumer Staples – 0.8%
Beiersdorf Aktiengesellschaft	45	5,300

Financials – 0.6%
Commerzbank AG	721	4,175

Health Care – 4.5%
Bayer AG	162	11,436
Fresenius Medical Care AG & Co. KGaA	129	8,649
Merck KGaA	104	11,730

		31,815

Information Technology – 2.1%
SAP AG	123	14,510

Real Estate – 1.3%
Deutsche Wohnen AG	258	9,400

Utilities – 1.0%
E.ON AG	709	6,896

Total Germany - 11.5%		$80,466

Hong Kong
Financials – 1.4%
Hong Kong Exchanges and Clearing Ltd.(C)	345	10,115

Total Hong Kong - 1.4%		$10,115

Ireland
Materials – 1.4%
CRH plc	289	9,914

Total Ireland - 1.4%		$9,914

Italy
Financials – 1.5%
UniCredit S.p.A.	875	10,317

Total Italy - 1.5%		$10,317

Japan
Consumer Discretionary – 6.5%
Isuzu Motors Ltd.	814	9,021
Subaru Corp.(C)	526	14,878
Suzuki Motor Corp.	222	9,474
Zozo, Inc.(C)	522	12,096

		45,469

Consumer Staples – 1.5%
Seven & i Holdings Co. Ltd.	268	10,271

Energy – 1.1%
Inpex Corp.	874	8,050

Financials – 3.0%
ORIX Corp.	373	5,581
Tokio Marine Holdings, Inc.	281	15,080

		20,661

Industrials – 1.5%
SMC Corp.	24	10,316

Total Japan - 13.6%		$94,767

Luxembourg
Energy – 0.9%
Tenaris S.A.	330	3,496
Tenaris S.A. ADR	151	3,198

		6,694

Total Luxembourg - 0.9%		$6,694

Netherlands
Consumer Discretionary – 1.0%
Prosus N.V.(A)	94	6,867

Health Care – 1.0%
Qiagen N.V.(A)	217	7,134

Industrials – 2.4%
Koninklijke Philips Electronics N.V., Ordinary Shares	180	8,306
Randstad Holding N.V.(C)	172	8,466

		16,772

Total Netherlands - 4.4%		$30,773

Norway
Communication Services – 1.1%
Telenor ASA	381	7,652

Consumer Staples – 0.3%
Mowi ASA	105	2,418

Financials – 1.8%
DNB ASA	714	12,581

Total Norway - 3.2%		$22,651

South Korea
Information Technology – 1.2%
Samsung Electronics Co. Ltd.	207	8,488

Total South Korea - 1.2%		$8,488

Spain
Consumer Discretionary – 1.1%
Industria de Diseno Textil S.A.	249	7,709

Total Spain - 1.1%		$7,709

Sweden
Financials – 1.5%
Swedbank AB	740	10,662

Total Sweden - 1.5%		$10,662

Switzerland
Consumer Staples – 2.8%
Nestle S.A., Registered Shares	177	19,167

Health Care – 2.5%
Alcon, Inc.(A)	92	5,395
Novartis AG ADR(A)(C)	35	2,047
Roche Holdings AG, Genusscheine	35	10,045

		17,487

Industrials – 1.5%
Ferguson plc	142	10,395

Materials – 0.9%
Glencore International plc	2,119	6,386

Total Switzerland - 7.7%		$53,435

United Kingdom
Communication Services – 1.3%
BT Group plc	3,978	8,726

Consumer Discretionary – 0.9%
Whitbread plc	119	6,259

Consumer Staples – 2.5%
British American Tobacco plc	270	9,980
Imperial Tobacco Group plc	332	7,450

		17,430

Energy – 2.0%
BP plc	1,028	6,509
BP plc ADR	91	3,457
TechnipFMC plc(A)	135	3,248

		13,214

Health Care – 3.3%
AstraZeneca plc	49	4,343
AstraZeneca plc ADR	102	4,545
GlaxoSmithKline plc	469	10,054
GlaxoSmithKline plc ADR	82	3,508

		22,450

Industrials – 2.0%
Babcock International Group plc	952	6,531
BAE Systems plc	1,099	7,700

		14,231

Information Technology – 1.5%
Amdocs Ltd.	161	10,644

Total United Kingdom - 13.5%		$92,954

United States
Consumer Discretionary – 1.1%
Booking Holdings, Inc.(A)	4	7,262

Total United States - 1.1%		$7,262

TOTAL COMMON STOCKS – 88.6%		$616,337

(Cost: $662,703)

INVESTMENT FUNDS
United States – 1.5%
SPDR Gold Trust(A)	73	10,131

TOTAL INVESTMENT FUNDS – 1.5%		$10,131

(Cost: $9,022)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) – 5.5%
Exxon Mobil Corp. 2.052%, 10-3-19	$5,236	5,235
J.M. Smucker Co. (The) 2.151%, 10-3-19	7,750	7,748
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.) 2.480%, 10-22-19	5,000	4,994
Mondelez International, Inc.:
2.252%, 10-4-19	7,000	6,998
2.333%, 10-7-19	7,000	6,997

Sonoco Products Co. 2.150%, 10-1-19	6,009	6,009

		37,981

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.170%, 10-7-19(E)	4,341	4,341

Money Market Funds – 2.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 1.900%, (F)(G)	15,755	15,755

Notes – 1.5%
Osprey Properties Ltd. (1-Month U.S. LIBOR) 2.100%, 10-1-19(E)	10,670	10,670

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate) 2.220%, 10-7-19(E)	2,698	2,698

TOTAL SHORT-TERM SECURITIES – 10.3%		$71,445

(Cost: $71,447)

TOTAL INVESTMENT SECURITIES – 100.4%		$697,913

(Cost: $743,172)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(2,914)

NET ASSETS – 100.0%		$694,999

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $3,110 are held in collateralized accounts for OTC foreign forward currency contracts collateral.
(C)	All or a portion of securities with an aggregate value of $28,735 are on loan.
(D)	Rate shown is the yield to maturity at September 30, 2019.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at September 30, 2019.
(G)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at September 30, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	63,395	Japanese Yen	6,818,616	10-4-19	Deutsche Bank AG	$—	$323
Chinese Yuan Renminbi Offshore	191,876	U.S. Dollar	26,956	10-16-19	Deutsche Bank AG	93	—
Chinese Yuan Renminbi Offshore	198,704	U.S. Dollar	27,948	11-15-19	Deutsche Bank AG	152	—

						$245	$323

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$28,938	$—
Consumer Discretionary	25,785	77,974	—
Consumer Staples	3,789	69,898	—
Energy	34,866	36,745	—
Financials	—	77,417	—
Health Care	14,162	71,563	—
Industrials	—	82,813	—
Information Technology	14,604	26,915	—
Materials	3,709	30,863	—
Real Estate	—	9,400	—
Utilities	—	6,896	—

Total Common Stocks	$96,915	$519,422	$—
Investment Funds	10,131	—	—
Short-Term Securities	15,755	55,690	—

Total	$122,801	$575,112	$—

Forward Foreign Currency Contracts	$—	$245	$—

Liabilities
Forward Foreign Currency Contracts	$—	$323	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$743,172

Gross unrealized appreciation	38,743
Gross unrealized depreciation	(84,002)

Net unrealized depreciation	$(45,259)